TAXATION - Tax assessments (Details) Rp in Millions, $ in Millions																			1 Months Ended								2 Months Ended	4 Months Ended	12 Months Ended
	Aug. 24, 2018 IDR (Rp)	Jul. 18, 2018 IDR (Rp)	Jun. 07, 2018 IDR (Rp)	Jan. 09, 2018 IDR (Rp)	Oct. 19, 2017 IDR (Rp)	Sep. 11, 2017 IDR (Rp)	Aug. 25, 2017 IDR (Rp)	Aug. 02, 2017	Jul. 24, 2017 IDR (Rp)	May 09, 2017 IDR (Rp)	Apr. 25, 2017 IDR (Rp)	Apr. 05, 2017	Mar. 01, 2017 IDR (Rp)	Aug. 23, 2016 IDR (Rp)	Aug. 19, 2016 IDR (Rp)	May 03, 2016 IDR (Rp)	May 24, 2012 IDR (Rp)	Apr. 21, 2010 IDR (Rp)	Oct. 31, 2018 IDR (Rp)	Jul. 31, 2018 IDR (Rp)	May 22, 2018 IDR (Rp)	Sep. 30, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Nov. 30, 2014 IDR (Rp)	Dec. 31, 2013 IDR (Rp)	Nov. 30, 2013 IDR (Rp)	Jun. 30, 2012 IDR (Rp)	Nov. 30, 2017 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Aug. 31, 2018 IDR (Rp)	Nov. 30, 2016 IDR (Rp)	Jul. 31, 2016 IDR (Rp)
TAXATION
Current																													$ 656	Rp 9,432,000.0	Rp 11,357,000.0	Rp 10,738,000.0
VAT 2007
TAXATION
Refund tax received																						Rp 115,000.0
Remaining amount used to compensate withholding tax article 21																						Rp 5,000.0
Corporate income tax 2016
TAXATION
Tax credited to profit and loss			Rp 15,300.0
VAT on taxable services from foreign countries
TAXATION
Underpayment of tax													Rp 1,800.0
The company
TAXATION
Current																														236,000.0	586,000.0	671,000.0
Recalculated input tax credit																Rp 35,000.0
The company | VAT 2007
TAXATION
Underpayment of tax																										Rp 142,000.0
Tax charged to profit or loss																										22,000.0
Penalty charged to profit or loss																										10,000.0
Claim for tax refund																										120,000.0
Claim for tax refund - Penalty																										Rp 39,000.0
VAT rate								0				0
The company | VAT 2011
TAXATION
Underpayment of tax																								Rp 182,500.0
Underpayment of penalty																								60,000.0
Tax charged to profit or loss																								4,700.0
Penalty charged to profit or loss																								2,000.0
Claim for tax refund																								178,000.0
Claim for tax refund - Penalty																								58,000.0
The company | Corporate income tax 2011
TAXATION
Underpayment of tax																								2,800.0
Underpayment of penalty																								Rp 929.0
The company | Corporate income tax 2012
TAXATION
Underpayment of tax					Rp 496,400.0											991,600.0
Underpayment of penalty					161,000.0											321,600.0
Recalculated input tax credit																613.0
The company | Field tax audit 2016
TAXATION
Refund tax received																				Rp 882,700.0
Remaining amount used to compensate STP																				39,900.0
Remaining amount used to compensate VAT																				31,900.0
Remaining amount used to compensate withholding tax article 21																				300.0
Remaining amount used to compensate withholding tax article 23																				556.0
Tax collection amount			10,500.0
VAT on tax collected																				Rp 7,100.0
Amount of objection filed for VAT international incoming call interconnection services																																	Rp 151,000.0
Amount of objection filed STP for VAT																																	Rp 30,300.0
The company | Corporate income tax 2016
TAXATION
Overpayment of tax			15,300.0				Rp 114,400.0
Current			99,100.0
The company | VAT 2016
TAXATION
Overpayment of tax			923.0
Tax collection amount			1,700.0
The company | VAT 2016 on tax collected
TAXATION
Tax collection amount			7,100.0
The company | VAT on free gifts
TAXATION
Tax collection amount			7,300.0
The company | VAT on transfer asset
TAXATION
Tax collection amount			1,200.0
The company | VAT 2012
TAXATION
Underpayment of tax					429,300.0											467,000.0
Underpayment of penalty					141,200.0											153,500.0
The company | VAT on taxable services from foreign countries
TAXATION
Underpayment of tax													1,800.0			1,200.0
Underpayment of penalty													Rp 600.0			392.0
Tax collection amount		Rp 76,000.0
Sought value																					Rp 54,000.0
The company | VAT 2012 on tax collected
TAXATION
Underpayment of tax										Rp 4,400.0						57,000.0
Underpayment of penalty										Rp 1,400.0						18,500.0
The company | VAT on tax collected two
TAXATION
Underpayment of tax																37,500.0
The company | Withholding tax Article 21
TAXATION
Underpayment of tax					20,700.0											16,200.0
Underpayment of penalty					6,700.0											5,300.0
The company | Final Withholding tax Article 21
TAXATION
Underpayment of tax					23,800.0											1,200.0
Underpayment of penalty					7,700.0											407.0
The company | Withholding tax Article 23
TAXATION
Underpayment of tax					115,700.0											63,500.0
Underpayment of penalty					37,500.0											20,600.0
The company | Withholding tax Article 4(2)
TAXATION
Underpayment of tax					25,000.0											25,000.0
Underpayment of penalty					8,100.0											8,100.0
The company | Withholding tax Article 26
TAXATION
Underpayment of tax					197,600.0											197,600.0
Underpayment of penalty					Rp 64,100.0											64,000.0
Overpayment of tax			557.0
Recalculated input tax credit																Rp 311.5
Refund penalty received			Rp 180.0
The company | Corporate income tax 2015
TAXATION
Overpayment of tax											Rp 147,000.0			Rp 414,000.0
Amount accepted																														17,000.0
Transfer of temporary differences related to provision for incentives to fixed wireless subscribers migration from fiscal year 2015 to fiscal year 2016.																														42,000.0
Sought value									Rp 210,500.0
The company | VAT 2015
TAXATION
Underpayment of tax											13,000.0
Underpayment of penalty											4,000.0
Tax collection amount											34,000.0
VAT on tax collected																														26,000.0
The company | VAT 2015 on tax collected
TAXATION
Underpayment of tax											6,000.0
Underpayment of penalty											1,500.0
Tax collection amount											7,000.0
The company | VAT 2015 on taxable services from foreign countries
TAXATION
Underpayment of tax											55,000.0
Underpayment of penalty											17,000.0
Tax collection amount											Rp 8,000.0
Sought value									Rp 55,000.0
The company | Field tax audit 2014
TAXATION
Underpayment of tax				Rp 86,700.0		Rp 129,000.0
Refund tax received	Rp 122,500.0																		Rp 80,800.0
Remaining amount used to compensate to SKPKBs for self-assessed offshore VAT																			Rp 3,600.0
Subsidiaries
TAXATION
Current																														Rp 9,196,000.0	Rp 10,771,000.0	Rp 10,067,000.0
Telkomsel
TAXATION
Claim for tax refund - Penalty																																			Rp 15,700.0
Telkomsel | Corporate income tax 2011
TAXATION
Claim for tax refund																																		Rp 1,200.0
Rejected portion of objection letters																												Rp 1,100.0
Decrease in tax refund																							Rp 62,000.0
Telkomsel | 2006 VAT and withholding taxes
TAXATION
Sought value																									Rp 116,000.0
Telkomsel | 2006 VAT in Supreme court
TAXATION
Sought value															Rp 108,000.0
Telkomsel | Income tax Article 25, December 2008
TAXATION
Underpayment of tax																		Rp 429,000.0
Underpayment of penalty																		Rp 8,400.0
Telkomsel | 2010 Income tax Article 25
TAXATION
Refund penalty received																											Rp 15,700.0
Telkomsel | 2010 VAT
TAXATION
Underpayment of tax																	Rp 290,600.0
Underpayment of penalty																	Rp 67,000.0